CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents	The balance of this line item, as recorded in the cash flow statement, can be reconciled to the corresponding balance sheet items, as demonstrated below:

	12/31/2025	12/31/2024
Cash and Banks	78,240	179,907
Financial Investments	16,339,620	26,392,615
	16,417,860	26,572,522